SA FUNDS - INVESTMENT TRUST

                          Supplement Dated May 4, 2000
                        to Prospectus Dated July 16, 1999

SA FIXED INCOME FUND, SA U.S. MARKET FUND, SA U.S. HBtM FUND, SA U.S. SMALL COMPANY FUND, SA INTERNATIONAL HBtM FUND AND SA INTERNATIONAL SMALL COMPANY FUND

                      CHANGE OF NAME OF INVESTMENT MANAGER

The name of the Investment Manager has been changed from RWB Advisory Services Inc. to Assante Asset Management Inc.


                           SA FUNDS - INVESTMENT TRUST

                          Supplement Dated May 4, 2000
           to Statement of Additional Information Dated July 16, 1999

SA FIXED INCOME FUND, SA U.S. MARKET FUND, SA U.S. HBtM FUND, SA U.S. SMALL COMPANY FUND, SA INTERNATIONAL HBtM FUND AND SA INTERNATIONAL SMALL COMPANY FUND

                      CHANGE OF NAME OF INVESTMENT MANAGER

The name of the Investment Manager has been changed from RWB Advisory Services Inc. to Assante Asset Management Inc.